MET INVESTORS SERIES TRUST

SUPPLEMENT DATED JUNE 15, 2016

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2016, AS AMENDED MAY 27, 2016

METLIFE BALANCED PLUS PORTFOLIO

Effective immediately, in the section entitled “Appendix C — Portfolio Managers,” the information pertaining to MetLife Balanced Plus Portfolio (the “Portfolio”) is amended to reflect that David L. Braun is now a portfolio manager of MetLife Balanced Plus Portfolio. As of April 30, 2016, Mr. Braun beneficially owned no equity securities of the Portfolio.

Effective immediately, the Other Accounts Managed table in Appendix C with respect to MetLife Balanced Plus Portfolio (Overlay Portion), PIMCO Inflation Protected Bond Portfolio, and PIMCO Total Return Portfolio is deleted in its entirety and replaced with the following:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Mihir Worah,	Registered Investment Companies	41	$152,045,000,000	0	N/A
PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio	Other Pooled Investment Vehicles	38	$20,516,740,000	1	$113,420,000
	Other Accounts	61	$28,907,130,000	9	$2,606,600,000
Josh Davis, Ph.D.,	Registered Investment Companies	9	$4,700,770,000	0	N/A
MetLife Balanced Plus Portfolio (Overlay Portion)	Other Pooled Investment Vehicles	14	$120,520,000	0	N/A
	Other Accounts	8	$184,870,000	0	N/A
Steve A. Rodosky,	Registered Investment Companies	9	$6,728,130,000	0	N/A
MetLife Balanced Plus Portfolio (Overlay Portion)	Other Pooled Investment Vehicles	3	$1,472,040,000	2	$1,183,950,000
	Other Accounts	112	$36,625,660,000	7	$1,712,230,000
Graham A. Rennison, CFA,	Registered Investment Companies	1	$350,800,000	0	N/A
MetLife Balanced Plus Portfolio (Overlay Portion)	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A
David L. Braun, CFA,	Registered Investment Companies	2	$568,669,254.98	0	N/A
MetLife Balanced Plus Portfolio (Overlay Portion)	Other Pooled Investment Vehicles	3	$417,944,446.10	0	N/A
	Other Accounts	129	$42,716,633,568.50	1	$752,320,236.79
Scott A. Mather,	Registered Investment Companies	24	$137,823,430,000	0	N/A
PIMCO Total Return Portfolio	Other Pooled Investment Vehicles	23	$13,762,250,000	1	$102,130,000
	Other Accounts	19	$11,838,520,000	3	$2,683,530,000
Mark R. Kiesel,	Registered Investment Companies	21	$151,413,050,000	0	N/A
PIMCO Total Return Portfolio	Other Pooled Investment Vehicles	61	$58,244,790,000	10	$7,425,860,000
	Other Accounts	136	$68,832,200,000	17	$6,272,120,000
Jeremie Banet,	Registered Investment Companies	18	$27,671,030,000	0	N/A
PIMCO Inflation Protected Bond Portfolio	Other Pooled Investment Vehicles	4	$400,630,000	1	$52,000,000
	Other Accounts	3	$1,283,330,000	1	$71,580,000

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE